PRINCIPAL ACCOUNTING POLICIES - Other income/ (expense) (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Other income/ (expense)
Gain on disposal of long-term investments	$ 173	¥ 1,181	¥ 1,416	¥ 290
Subsidy income		469	264	221
Gain from the re-measurement of the previously held equity (Note 2)		249
Dividends from long-term investment		24	47	49
Gain/(loss) on disposal of a subsidiary		(2)	11
Impairments of long-term investments			(411)	(48)
Fair value changes of equity securities investments		(3,064)
Provision/impairment for an equity method investment	(9)	(61)	(967)
Foreign exchange (losses)/gains		(17)	469	(558)
Others		146	50	19
Total	$ (156)	¥ (1,075)	¥ 879	¥ (27)